Property, Plant and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, plant and equipment, net
Total cost	$ 224,749,789		¥ 1,602,850,655		¥ 1,545,900,743
Total accumulated depreciation	(138,930,067)		(838,181,436)		(955,605,318)
Construction in progress	1,691,494		1,386,729		11,634,637
Total property, plant, and equipment, net	87,511,216		766,055,948		601,930,062
Interests capitalized as borrowing cost in property, plant and equipment		¥ 0	0	¥ 0
Impairment loss	7,268,586	49,995,656	0	0
Depreciation expenses	15,485,648	¥ 106,515,229	112,816,310	¥ 115,744,856
Buildings and improvements
Property, plant and equipment, net
Total cost	95,075,805		655,923,713		653,961,713
Machinery
Property, plant and equipment, net
Total cost	129,242,890		943,742,391		888,973,826
Office equipment and furnishing
Property, plant and equipment, net
Total cost	213,510		1,468,593		1,468,593
Motor vehicles
Property, plant and equipment, net
Total cost	$ 217,584		¥ 1,715,958		¥ 1,496,611